32. Supplemental cash flow information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information
Supplemental cash flow information
	2019	2018	2017

Total additions of contract assets (Note 13)	3,532,283	3,188,943	-
Total additions to intangible assets (Note 14 (b))	1,788,907	1,144,728	3,490,298

Items not affecting cash (see breakdown below)	(2,125,943)	(2,201,112)	(1,532,518)

Total additions to intangible assets as per statement of cash flows	3,195,247	2,132,559	1,957,780

Investment and financing operations affecting intangible assets but not cash:
Interest capitalized in the year (Note 14 (d))	233,251	488,502	649,048
Contractors payable	252,675	297,872	213,340
Program contract commitments	35,817	149,974	95,126
Public Private Partnership - São Lourenço PPP (Note 14 (g))	10,591	273,737	501,591
Leases	-	-	3,078
Performance agreements	78,296	-	-
Right of use	113,233	-	-
Construction margin (Note 25)	65,172	63,013	70,335
Agreement with the Municipality of Santo André (Note 9 (a))	1,336,908
Agreement with the municipality of Guarulhos (Note 9 (a))	-	928,014	-
Total	2,125,943	2,201,112	1,532,518